LOANS, Activity of Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Activity of Loans [Abstract]
Beginning balance	[1]	$ 294,635,431
Proceeds from loans		35,743,858		$ 19,197,823	$ 0
Acquisition of notes result		0		(3,208,025)	(2,512,565)
Payments of loans		(10,890,826)		(268,393)	0
Ending balance	[1]	471,648,466	[2]	294,635,431
Amount cancelled through offsetting of principal payments maintained with creditor		2,683,976		2,807,421	3,624,542
Amount cancelled through offsetting of interest paid maintained with creditor		796,367		1,138,400	1,912,498
New bank debts import financing cancellations		10,890,826
Leases Liabilities [Member]
Activity of Loans [Abstract]
Beginning balance		13,272,864		18,334,589	26,485,774
Inflation adjustment restatement		(17,582,496)		(14,853,964)	(9,853,594)
Accrued interest		917,514		1,191,598	1,769,776
Effect of foreign exchange effect		22,489,416		12,474,271	5,388,047
VAT unpaid installments		0		72,191	81,626
Proceeds from loans		1,799,578		0	0
Acquisition of notes result		0		0	0
Payments of loans		(2,884,263)		(2,807,421)	(3,624,542)
Acquisition of notes	[3]	0		0	0
Interest paid	[3]	(796,367)		(1,138,400)	(1,912,498)
Ending balance		17,216,246		13,272,864	18,334,589
Other Payables [Member]
Activity of Loans [Abstract]
Beginning balance		281,362,567		300,612,271	375,188,476
Inflation adjustment restatement		(265,418,470)		(182,625,878)	(140,127,829)
Accrued interest		6,917,912		18,297,703	22,800,682
Effect of foreign exchange effect		422,504,305		148,406,853	68,806,173
VAT unpaid installments		0		0	0
Proceeds from loans		35,743,858		19,197,823	0
Acquisition of notes result		0		3,208,025	2,512,565
Payments of loans		(10,890,826)		(268,393)	0
Acquisition of notes	[3]	0		(7,637,322)	(5,820,906)
Interest paid	[3]	(15,787,126)		(17,828,515)	(22,746,890)
Ending balance		454,432,220		$ 281,362,567	$ 300,612,271
New Bank Debt [Member]
Activity of Loans [Abstract]
Proceeds from loans		6,560,137
Import Financing [Member]
Activity of Loans [Abstract]
Proceeds from loans		19,275,540
Pre-financing Exports [Member]
Activity of Loans [Abstract]
Proceeds from loans		$ 9,908,181

[1]	Net of issuance expenses of Ps. 52,684 and Ps. 93,749 as of December 31, 2023 and 2022, respectively.
[2]	As of December 31, 2023 and 2022, it is net of Notes repurchase of Ps 23,991,562 and Ps. 16,371,945, respectively.
[3]	For the years ended on December 31, 2023, 2022 and 2021, Ps. 796,367, Ps. 1,138,400, and 1,912,498, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).